Note 32 - Financial Instruments and Risk Management - Exposure to Risk (Details) R in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ZAR (R)
Currency risk [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	$ (2,503)	R 60	$ 1,499	R 59
Effect of possible strengthening or weakening	(104)	3	99	3
Currency risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	259	60	259	59
Effect of possible strengthening or weakening	27	3	40	3
Currency risk [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	2,607	0	2,293	0
Effect of possible strengthening or weakening	124	0	109	0
Currency risk [member] | Overdrafts [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(249)	0	(42)	0
Currency risk [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(130)	0	(166)	0
Effect of possible strengthening or weakening	(6)	0	(8)	0
Currency risk [member] | Overdraft [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(5,239)	R 0	(887)	R 0
Interest rate risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	6,735		17,152
Interest rate risk [member] | Overdrafts [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	5,239		887
Interest rate risk [member] | Loan notes payable [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	7,104		0
Interest rate risk , increase by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	67		172
Interest rate risk , increase by 100 basis points [member] | Term loan [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	52		9
Interest rate risk , increase by 100 basis points [member] | Overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	71		0
Interest rate risk, decrease by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(67)		(172)
Interest rate risk, decrease by 100 basis points [member] | Term loan [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(52)		(9)
Interest rate risk, decrease by 100 basis points [member] | Overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	$ (71)		$ 0